Securities - Schedule of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions		Jul. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
FVOCI Securities	[1]	$ 81,456	$ 62,819
Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		81,110	64,881
Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		844	80
Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(498)	(2,142)
Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		81,456	62,819
Canadian federal government [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		28,029	20,579
Canadian federal government [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		278	14
Canadian federal government [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(18)	(493)
Canadian federal government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		28,289	20,100
Canadian Provincial And Municipal Governments [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,831	5,281
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		88	2
Canadian Provincial And Municipal Governments [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(27)	(228)
Canadian Provincial And Municipal Governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,892	5,055
US federal Government [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		12,019	6,245
US federal Government [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		223
US federal Government [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(70)	(365)
US federal Government [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		12,172	5,880
US State Municipal And Agencies Debt [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,050	5,486
US State Municipal And Agencies Debt [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		23	5
US State Municipal And Agencies Debt [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(72)	(190)
US State Municipal And Agencies Debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,001	5,301
Other governments [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,764	7,064
Other governments [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		29	13
Other governments [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(8)	(108)
Other governments [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		5,785	6,969
NHA MBS US agency MBS and CMO [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		19,825	16,421
NHA MBS US agency MBS and CMO [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		87	12
NHA MBS US agency MBS and CMO [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(274)	(668)
NHA MBS US agency MBS and CMO [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		19,638	15,765
Corporate debt [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		4,458	3,676
Corporate debt [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		73	3
Corporate debt [member] | Gross Unrealized Losses [member]
Disclosure of financial assets [line items]
FVOCI Securities		(29)	(90)
Corporate debt [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		4,502	3,589
Corporate equity [member] | Cost or amortized cost [member]
Disclosure of financial assets [line items]
FVOCI Securities		134	129
Corporate equity [member] | Gross Unrealized Gains [member]
Disclosure of financial assets [line items]
FVOCI Securities		43	31
Corporate equity [member] | Fair value [member]
Disclosure of financial assets [line items]
FVOCI Securities		$ 177	$ 160

[1]	Amounts are net of ACL of $4 million ($3 million as at October 31, 2023).